Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

5       PROPERTY AND EQUIPMENT

The following table summarizes the movement in the net book value of property and equipment for the nine-month period ended September 30:

	2025	2024
Balance as of January 1	624	597

Acquisitions	1	—
Additions	221	113
Depreciation	(102)	(89)
Impairment	(6)	(2)
Translation adjustment	12	(49)
Transfers and reclassifications	(2)	(2)
Modifications and reassessments	58	40
Disposals and write-off	(3)	(2)
Divestment and reclassification to Held for sale	—	(1)
Balance as of September 30	803	605

VEON Holdings B.V. [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

10     PROPERTY AND EQUIPMENT

The following table summarizes the movement in the net book value of property and equipment for the year ended December 31:

During 2024, the Group acquired property and equipment in the amount of US$17 (2023: US$18), which were not paid for as of year-end. Related payables are included in Trade & other payables.

Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2024	288	28	20	26	235	597
Additions	1	—	—	161	75	237
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(65)	(3)	(5)	—	(45)	(118)
Divestment and reclassification as held for sale	(1)	—	—	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	—	—	—	1	—	1
Transfers	119	3	7	(153)	—	(24)
Translation adjustment	(27)	(3)	(3)	(3)	(24)	(60)
As of December 31, 2024	311	25	19	31	238	624
Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2023	252	30	19	64	205	570
Additions	—	—	—	105	102	207
Disposals	(1)	—	—	—	(13)	(14)
Depreciation charge for the year	(66)	(3)	(5)	(1)	(52)	(127)
Divestment and reclassification as held for sale	—	—	(1)	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	2	—	—	—	1	3
Transfers	115	2	8	(140)	—	(15)
Translation adjustment	(11)	(1)	(1)	(1)	(8)	(22)
As of December 31, 2023	288	28	20	26	235	597

Right-of-use assets and lease liabilities

The Group leased telecommunications equipment, various buildings used to place the underlying constructions and office and other equipment. Rental contracts are typically made for fixed periods of 6 months to 7 years, although may have extensions.

The following table summarizes the movement in the net book value of right-of-use assets (“ROU”) for the year ended December 31:

Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2024	225	7	3	235
Additions	71	1	3	75
Disposals	(2)	—	—	(2)
Depreciation charge for the year	(41)	(2)	(2)	(45)
Translation adjustment	(24)	(1)	—	(25)
As of December 31, 2024	229	5	4	238
Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2023	199	5	1	205
Additions	94	4	4	102
Disposals	(13)	—	—	(13)
Depreciation charge for the year	(49)	(2)	(1)	(52)
Impairment reversal	1	—	—	1
Translation adjustment	(7)	—	(1)	(8)
As of December 31, 2023	225	7	3	235

The amount of additions during 2024 included US$36 of lease term reassessment (2023: US$19).

Right-of-use assets as of December 31, 2024 and 2023 are included within “Property and equipment”. Included in additions for the year ended December 31, 2024 is US$45 (2023: US$49) of passive infrastructure which the Company sold to an entity under common control and leased back.

The Group recognized lease liabilities as follows as of December 31:

	2024	2023
Short-term lease liabilities (Note 14)	78	74
Long-term lease liabilities (Note 14)	216	207
Total lease liabilities	294	281

Interest expense in 2024 of US$53 (2023: US$50) is included within finance costs.

Total cash outflows for leases during 2024 amounted to US$82 (2023: US$74).

COMMITMENTS

Capital commitments for the future purchase of equipment are as follows as of December 31:

	2024	2023
Less than 1 year	40	10
Total commitments	40	10

Capital commitments arising from telecommunications licenses

Group’s ability to generate revenue is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS/WCDMA) mobile radiotelephone communications services and “4G” (LTE).

Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations or cash flows.

After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.

ACCOUNTING POLICIES

Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of Group assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	5 – 20 years
Buildings and constructions	5 – 30 years
Office and other equipment	2 – 8 years
Right-of-use assets	Equivalent lease term

Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Where applicable, the Company has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

SOURCE OF ESTIMATION UNCERTAINTY

Depreciation and amortization of non-current assets

Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.

The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 14 for more information regarding source of estimation uncertainty for lease terms.